Consolidated Statements of Changes in Equity - USD ($)	Total	Preferred Stock	Preferred Stock Series A Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income
Balance at beginning (Share) at Dec. 31, 2019			125	15,125,681
Balance beginning at Dec. 31, 2019	$ 247,543,733	$ 0	$ 125,000	$ 151,257	$ 301,727,297	$ (54,459,821)	$ 0
Issuance of common stock (Shares)				4,574,470
Issuance of common stock	75,379,993			$ 45,745	75,334,248
Repurchased of common stock (shares)				(212,691)
Repurchased of common stock	(3,620,000)			$ (2,127)	(3,617,873)
Distribution declared on common share	(21,218,767)					(21,218,767)
Distributions declared on preferred shares	(15,624)					(15,624)
Net (loss) income	5,255,730					5,255,730
Net unrealized gains on marketable securities	192,919						192,919
Reclassification of net realized gains on marketable securities into earnings	(192,919)						(192,919)
Balance at ending (Share) at Dec. 31, 2020			125	19,487,460
Balance ending at Dec. 31, 2020	303,325,065	0	$ 125,000	$ 194,875	373,443,672	(70,438,482)	0
Distribution declared on common share	(3,893,595)					(3,893,595)
Distributions declared on preferred shares	(3,906)					(3,906)
Net (loss) income	1,476,096					1,476,096
Balance at ending (Share) at Mar. 31, 2021			125	19,487,460
Balance ending at Mar. 31, 2021	300,903,660	0	$ 125,000	$ 194,875	373,443,672	(72,859,887)
Balance at beginning (Share) at Dec. 31, 2020			125	19,487,460
Balance beginning at Dec. 31, 2020	303,325,065	0	$ 125,000	$ 194,875	373,443,672	(70,438,482)	0
Repurchased of common stock	0
Distribution declared on common share	(17,110,136)					(17,110,136)
Distributions declared on preferred shares	(15,624)					(15,624)
Net (loss) income	(12,355,727)					(12,355,727)
Net unrealized gains on marketable securities	0
Reclassification of net realized gains on marketable securities into earnings	0
Balance at ending (Share) at Dec. 31, 2021			125	19,487,460
Balance ending at Dec. 31, 2021	273,843,578	0	$ 125,000	$ 194,875	373,443,672	(99,919,969)	$ 0
Distribution declared on common share	(3,893,595)					(3,893,595)
Distributions declared on preferred shares	(3,906)					(3,906)
Net (loss) income	(757,887)					(757,887)
Balance at ending (Share) at Mar. 31, 2022			125	19,487,460
Balance ending at Mar. 31, 2022	$ 269,188,190	$ 0	$ 125,000	$ 194,875	$ 373,443,672	$ (104,575,357)